LOCALSHARES INVESTMENT TRUST

4535 Harding Pike, Suite 201
Nashville, TN 37205

August 30, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	Nashville Area ETF
File Nos. 333-184163, 811-22755
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the above-referenced Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated August 26, 2016, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was filed electronically under Rule 485(b) as Post-Effective Amendment No. 6 on August 26, 2016.

If you have any questions regarding this certification, please contact me at (855) 480-6274.

Very truly yours,

/s/ Michael Schulz
Michael Schulz
Secretary